Schedule of Investments (unaudited)
May 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 ClearBridge Growth Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.2%
Communication Services — 10.4%
Entertainment — 10.4%
Liberty Media Corp.-Liberty Formula One, Class C Shares	687,595	$62,426,750 *
Madison Square Garden Entertainment Corp.	721,731	50,903,687 *
Madison Square Garden Sports Corp.	409,714	153,351,853 *
ROBLOX Corp., Class A Shares	703,200	33,155,880 *
Spotify Technology SA	63,800	31,751,984 *
TKO Group Holdings Inc.	495,477	101,661,971

Total Communication Services		433,252,125
Consumer Discretionary — 15.5%
Hotels, Restaurants & Leisure — 9.3%
Airbnb Inc., Class A Shares	631,336	84,163,402 *
Cava Group Inc.	598,300	46,463,978 *
Hilton Worldwide Holdings Inc.	431,500	141,385,290
Starbucks Corp.	650,900	64,543,244
Viking Holdings Ltd.	581,700	53,580,387 *
Total Hotels, Restaurants & Leisure		390,136,301
Specialty Retail — 5.3%
TJX Cos. Inc.	1,043,731	161,517,373
Tractor Supply Co.	751,800	23,704,254
Wayfair Inc., Class A Shares	517,700	37,409,002 *
Total Specialty Retail		222,630,629
Textiles, Apparel & Luxury Goods — 0.9%
On Holding AG, Class A Shares	926,800	37,831,976 *

Total Consumer Discretionary		650,598,906
Consumer Staples — 0.5%
Personal Care Products — 0.5%
e.l.f. Beauty Inc.	392,300	21,968,800 *

Financials — 5.8%
Capital Markets — 5.8%
Ares Management Corp., Class A Shares	568,500	73,052,250
Cohen & Steers Inc.	272,049	18,989,020
MSCI Inc.	125,250	79,080,345
Robinhood Markets Inc., Class A Shares	771,500	72,752,450 *

Total Financials		243,874,065
Health Care — 10.9%
Biotechnology — 7.6%
Alnylam Pharmaceuticals Inc.	252,200	76,159,356 *
Natera Inc.	239,800	53,564,126 *
Vertex Pharmaceuticals Inc.	422,175	188,940,200 *
Total Biotechnology		318,663,682
Health Care Equipment & Supplies — 2.8%
IDEXX Laboratories Inc.	136,000	76,640,080 *
Insulet Corp.	283,200	41,047,008 *
Total Health Care Equipment & Supplies		117,687,088
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Technology — 0.5%
Doximity Inc., Class A Shares	907,690	$19,424,566 *

Total Health Care		455,775,336
Industrials — 23.7%
Aerospace & Defense — 6.9%
Axon Enterprise Inc.	143,800	64,525,936 *
Howmet Aerospace Inc.	330,900	85,454,925
L3Harris Technologies Inc.	434,688	137,004,964
Total Aerospace & Defense		286,985,825
Building Products — 3.9%
Builders FirstSource Inc.	268,700	20,491,062 *
Johnson Controls International PLC	1,074,118	143,996,259
Total Building Products		164,487,321
Commercial Services & Supplies — 2.8%
Cintas Corp.	376,100	64,410,886
Clean Harbors Inc.	183,400	51,540,902 *
Total Commercial Services & Supplies		115,951,788
Electrical Equipment — 5.7%
Vertiv Holdings Co., Class A Shares	762,592	240,757,920
Ground Transportation — 1.7%
XPO Inc.	335,200	71,816,600 *
Trading Companies & Distributors — 2.7%
Fastenal Co.	917,800	40,566,760
W.W. Grainger Inc.	59,300	73,190,432
Total Trading Companies & Distributors		113,757,192

Total Industrials		993,756,646
Information Technology — 25.7%
Electronic Equipment, Instruments & Components — 4.2%
TE Connectivity PLC	814,558	173,834,823
IT Services — 5.7%
Cloudflare Inc., Class A Shares	302,800	73,223,096 *
Shopify Inc., Class A Shares	738,300	87,643,593 *
Snowflake Inc.	309,713	79,147,157 *
Total IT Services		240,013,846
Semiconductors & Semiconductor Equipment — 6.2%
Broadcom Inc.	582,157	260,090,283
Software — 9.6%
AppLovin Corp., Class A Shares	125,800	77,126,722 *
Autodesk Inc.	464,805	107,514,045 *
CrowdStrike Holdings Inc., Class A Shares	233,421	170,630,751 *
DocuSign Inc.	165,789	8,707,238 *
ServiceNow Inc.	317,100	39,437,727 *
Total Software		403,416,483

Total Information Technology		1,077,355,435
Materials — 3.2%
Chemicals — 0.5%
Sherwin-Williams Co.	71,700	21,785,328
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2026 Quarterly Report

 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Metals & Mining — 2.7%
Freeport-McMoRan Inc.		1,700,520	$111,741,169

Total Materials			133,526,497
Utilities — 2.5%
Independent Power and Renewable Electricity Producers — 2.5%
Vistra Corp.		659,100	105,607,593
Total Investments before Short-Term Investments (Cost — $2,255,682,466)			4,115,715,403
	Rate
Short-Term Investments — 1.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.482%	41,028,444	41,028,444 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.558%	41,028,444	41,028,444 (a)(b)

Total Short-Term Investments (Cost — $82,056,888)			82,056,888
Total Investments — 100.1% (Cost — $2,337,739,354)			4,197,772,291
Liabilities in Excess of Other Assets — (0.1)%			(5,039,824)
Total Net Assets — 100.0%			$4,192,732,467

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2026, the total market value of investments in Affiliated Companies was $41,028,444 and the cost was $41,028,444 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Growth Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,115,715,403	—	—	$4,115,715,403
Short-Term Investments†	82,056,888	—	—	82,056,888
Total Investments	$4,197,772,291	—	—	$4,197,772,291

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended May 31, 2026. The following transactions were effected in such company for the period ended May 31, 2026.

	Affiliate Value at August 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,737,150	$308,825,785	308,825,785	$270,534,491	270,534,491

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$409,663	—	$41,028,444

ClearBridge Growth Fund 2026 Quarterly Report